Deposits and Subordinated Debt - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	$ 302,215	$ 294,893
Total deposits payable on a fixed date	29,015	25,438
U.S. dollars [member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	289,039	279,860
Non USD Non CAD [Member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	33,977	36,680
Bank Recapitalization (Bail-In) Regime [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	18,876	16,248
Canada [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	185,618	181,835
United States [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	85,246	86,368
Other countries [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	31,351	26,690
More Than One Hundred Thousand [Member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	280,867	273,657
More Than One Hundred Thousand [Member] | Canada [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	171,224	167,294
More Than One Hundred Thousand [Member] | Canada [member] | 0 to 3 months [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	76,636	73,027
More Than One Hundred Thousand [Member] | Canada [member] | 3-6 month [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	8,508	4,312
More Than One Hundred Thousand [Member] | Canada [member] | Later than six months and not later than one year [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	19,849	22,814
More Than One Hundred Thousand [Member] | Canada [member] | After 12 months [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	66,231	67,141
More Than One Hundred Thousand [Member] | United States [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	78,301	79,682
More Than One Hundred Thousand [Member] | Other countries [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	$ 31,342	$ 26,681